Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of December 31, 2024 and 2023, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2023	1,053,836,879		14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	4,150,256,095
Acquisitions	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	4,773,301,181
Accumulated depreciation and amortization
Balances as of January 1, 2023	(789,443,853)		(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100
Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)
Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	(3,122,768,469)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	1,482,322,166
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	1,650,532,712
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.

A.As of December 31, 2024, 2023 and 2022, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.7,937,219, Ps. 4,676,577, and Ps. 4,580,836, respectively. Financing cost rates during 2024, 2023 and 2022 were 7.82% to 18.68%, 6.47% to 7.62% and 5.40% to 7.80%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2024, 2023 and 2022, recognized in operating costs and expenses, was Ps. 146,850,208, Ps. 137,555,276 and Ps. 139,771,815, respectively. These figures include Ps. 124,473,818, Ps. 115,208,527 and Ps.113,656,994 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2024, 2023 and 2022 of Ps. 789,805, Ps. 137,685 and Ps. 224,327, respectively.
C.As of December 31, 2024 and 2023, provisions relating to future plugging of wells costs amounted to Ps. 115,514,750 and Ps. 61,117,106, respectively, and are presented in the “Provisions for plugging of wells” (see Note 19).
D.As of December 31, 2024, 2023 and 2022, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 9,696,153, Ps. 14,306,298 and Ps. 10,630,314, respectively (see Note 13).
E.As of December 31, 2024, 2023 and 2022, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 60,182,260, Ps. (40,731,370) and Ps. (14,982,766), respectively, which was mainly plant.
F.As of December 31, 2024, 2023 and 2022, PEMEX recognized a net impairment of Ps. (53,477,580), Ps. (28,797,518) and Ps. (83,538,021), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2024		2023		2022
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(78,049,865)	Ps.	(25,568,713)	Ps.	(25,615,351)
Pemex Exploration and Production	24,027,347		(2,353,077)		(60,438,070)
Pemex Logistics	582,923		(612,906)		2,121,045
MGAS	(37,985)		(191,786)		394,355
SUS	—		(71,036)		—
(Impairment), net	Ps.	(53,477,580)	Ps.	(28,797,518)	Ps.	(83,538,021)

Summary of Net Impairment and Net Reversal of Impairment	As of December 31, 2024, 2023 and 2022, PEMEX recognized a net impairment of Ps. (53,477,580), Ps. (28,797,518) and Ps. (83,538,021), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2024		2023		2022
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(78,049,865)	Ps.	(25,568,713)	Ps.	(25,615,351)
Pemex Exploration and Production	24,027,347		(2,353,077)		(60,438,070)
Pemex Logistics	582,923		(612,906)		2,121,045
MGAS	(37,985)		(191,786)		394,355
SUS	—		(71,036)		—
(Impairment), net	Ps.	(53,477,580)	Ps.	(28,797,518)	Ps.	(83,538,021)
As of December 31, 2024, 2023 and 2022, Pemex Exploration and Production recognized a net reversal of impairment and net impairments of Ps. 24,027,347, Ps. (2,353,077), and Ps. (60,438,070), respectively, shown by CGUs as follows:

	2024		2023		2022
Aceite Terciario del Golfo	18,799,827		(16,192,262)		(2,870,820)
Antonio J. Bermúdez	3,903,165		9,724,991		(5,510,789)
Lakach	3,546,439		(423,347)		(648,846)
Tsimin Xux	3,211,743		(9,532,221)		2,268,459
Tamaulipas Constituciones	2,578,602		1,710,627		(2,333,354)
Arenque	1,702,529		(1,705,447)		—
Ayin-Alux	486,415		—		—
Poza Rica	385,159		(397,084)		—
Cuenca de Macuspana	83,560		837,460		(281,770)
Misión (CEE)	5,902		(458,354)		200,830
Ébano (CEE)	—		—		1,298,911
Cárdenas-Mora	—		1,150,448		(1,150,448)
Crudo Ligero Marino	—		1,420,120		—
Santuario El Golpe	—		1,454,789		(1,454,789)
Ixtal - Manik	—		6,042,806		(6,042,806)
Chuc	—		6,445,006		(6,517,953)
Cantarell	(904,083)		15,174,961		(48,371,891)
Ogarrio Magallanes	(2,999,484)		(6,973,649)		530,061
Burgos	(6,772,427)		(10,631,921)		10,447,135
Total	Ps.	24,027,347	Ps.	(2,353,077)	Ps.	(60,438,070)
The net reversal of impairment and (impairment), was in the following CGUs:

	2024		2023		2022
Storage terminals	Ps.	582,923	Ps.	(582,923)	Ps.	—
Construction in progress	—		(58,816)		2,121,045
Land and transport (white pipelines)	—		28,833		—
Reversal of impairment (impairment), net	Ps.	582,923	Ps.	(612,906)	Ps.	2,121,045

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2024	2023	2022
Average crude oil price	63.02 U.S.$/bl	64.08 U.S.$/bl	59.37 U.S.$/bl
Average gas price	4.89 U.S.$/mpc	4.79 U.S.$/mpc	4.98 U.S.$/mpc
Average condensates price	70.21 U.S.$/bl	73.00 U.S.$/bl	64.95 U.S.$/bl
After-tax discount rate	10.86% annual	9.93% annual	9.31% annual
Pre-tax discount rate	16.44% annual	15.10% annual	14.27% annual
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

		As of December 31,
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
	Refining			Gas			Petrochemicals			Ethylene			Fertilizers
Average crude oil Price (U.S.$)	101.82	105.5	68.79	N.A.			N.A.			N.A.			N.A
Processed volume (1)	866 mbd	993 mbd	909 mbd	2,746 mmpcd of humid gas	3,201 mmpcd of humid gas	2,061 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$20.2683	$16.9220	$19.4143	$20.2683	$16.9220	$19.4143	$20.2683	$16.9220	19.4143	$20.2683	$16.9220	19.4143	$20.2683	$16.9220	$19.4143
Useful lives of the cash-generating units (year average)	12	12	12	7	6	7	4	5	5	7	5	5	6	5	4
Pre-tax discount rate	14.75%	13.68%	14.16%	15.93%	12.25%	13.20%	11.35%	10.31%	10.73%	11.35%	10.31%	10.73%	12.35%	13.25%	13.25%
Period (2)	2025-2036	2024-2035	2024 - 2035	2025-2031	2024 - 2029	2024 - 2029	2025-2028	2024-2027	2024 - 2027	2025-2031	2024-2028	2024 - 2028	2025-2030	2024-2028	2024 - 2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable

		As of December 31,
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	Pipelines			Landing transport			Vessel
Discount rate	16.57%	14.80%	12.73%	16.57%	14.80%	12.73%	16.57%	14.80%	12.73%
Useful life	17	19	19	14	0	2	14	15	16

Summary of Reversal Impairment loss for CGUs

	2024		2023		2022
Aceite Terciario del Golfo	18,799,827		(16,192,262)		(2,870,820)
Antonio J. Bermúdez	3,903,165		9,724,991		(5,510,789)
Lakach	3,546,439		(423,347)		(648,846)
Tsimin Xux	3,211,743		(9,532,221)		2,268,459
Tamaulipas Constituciones	2,578,602		1,710,627		(2,333,354)
Arenque	1,702,529		(1,705,447)		—
Ayin-Alux	486,415		—		—
Poza Rica	385,159		(397,084)		—
Cuenca de Macuspana	83,560		837,460		(281,770)
Misión (CEE)	5,902		(458,354)		200,830
Ébano (CEE)	—		—		1,298,911
Cárdenas-Mora	—		1,150,448		(1,150,448)
Crudo Ligero Marino	—		1,420,120		—
Santuario El Golpe	—		1,454,789		(1,454,789)
Ixtal - Manik	—		6,042,806		(6,042,806)
Chuc	—		6,445,006		(6,517,953)
Cantarell	(904,083)		15,174,961		(48,371,891)
Ogarrio Magallanes	(2,999,484)		(6,973,649)		530,061
Burgos	(6,772,427)		(10,631,921)		10,447,135
Total	Ps.	24,027,347	Ps.	(2,353,077)	Ps.	(60,438,070)
As of December 31, 2024, 2023 and 2022, values in use for CGU are:

	2024		2023		2022
Chuc	82,745,798		58,954,530		58,826,338
Aceite Terciario del Golfo	62,598,697		27,318,209		44,910,967
Crudo Ligero Marino	42,175,410		34,288,720		27,993,723
Tsimin Xux	39,802,960		26,234,797		42,487,962
Ogarrio Magallanes	32,727,984		27,794,137		29,222,531
Antonio J. Bermúdez	32,097,908		23,434,323		10,090,851
Ixtal - Manik	23,891,174		14,311,152		10,377,668
Cantarell	18,829,360		19,852,385		—
Tamaulipas Constituciones	14,610,722		4,799,796		3,000,177
Poza Rica	10,324,802		6,089,496		8,212,280
Arenque	7,804,677		2,629,121		5,307,805
Lakach	4,874,349		—		—
Cuenca de Macuspana	1,996,655		612,773		82,209
Burgos	1,259,454		2,611,157		13,254,788
Ayín - Alux	750,222		—		—
Ébano (CEE)	—		4,690,690		4,857,880
Santuario El Golpe	—		3,640,552		—
Cárdenas-Mora	—		3,105,129		—
Total	Ps.	376,490,172	Ps.	260,366,967	Ps.	258,625,179
As of December 31, 2024, 2023 and 2022, Pemex Industrial Transformation recognized a net impairment of Ps.(78,049,865), Ps.(25,568,713) and Ps.(25,615,351), respectively, shown by CGUs as follows:

	2024		2023		2022
Tula Refinery	(33,661,647)		(13,816)		9,757,714
Minatitlán Refinery	(16,652,058)		4,615,400		(17,502,044)
Salina Cruz Refinery	(7,270,800)		—		(101,943)
Madero Refinery	(6,369,734)		(10,125,589)		5,244,262
Cosoleacaque Petrochemical Complex	(5,716,817)		(5,096,027)		630,486
Ciudad Pemex Gas Processor Complex	(5,389,475)		—		—
Cactus Gas Processor Complex	(1,670,960)		(4,592,823)		—
Morelos Petrochemical Complex	(643,817)		(3,093,360)		(7,512,584)
Coatzacoalcos Gas Processor Complex	(576,742)		(2,051,842)		—
Ethylene Processor Complex	(424,382)		—		—
La Venta Gas Processor Complex	(396,654)		(541,766)		—
Matapionche Gas Processor Complex	(163,389)		(498,212)		—
Pajaritos Petrochemical Complex	(40,901)		—		31,596
Cangrejera Petrochemical Complex	—		(61,296)		(6,419,084)
Cadereyta Refinery	—		—		(68,460)
Salamanca Refinery	393		5,750,279		(5,819,013)
Arenque Gas Processor Complex	1,774		(159,571)		(199,943)
Poza Rica Gas Processor Complex	137,833		(646,813)		(3,656,338)
Cangrejera Ethylene Complex	312,331		(771,161)		—
Nuevo Pemex Gas Processor Complex	475,180		(8,282,116)		—
Total	Ps.	(78,049,865)	Ps.	(25,568,713)	Ps.	(25,615,351)

Summary of Recoverable Amount of Assets	As of December 31, 2024, 2023 and 2022, the value in use for the impairment of fixed assets was as follows:

	2024		2023		2022
Salamanca Refinery	38,826,331		52,973,936		17,799,786
Cadereyta Refinery	38,491,000		49,608,678		48,191,707
Salina Cruz Refinery	20,203,733		51,877,280		49,725,087
Tula Refinery	18,074,762		46,202,340		48,695,398
Cangrejera Ethylene Processor Complex	11,278,426		8,758,887		—
Nuevo Pemex Gas Processor Complex	8,136,516		8,412,828		31,708,026
Ciudad Pemex Gas Processor Complex	6,358,136		13,566,516		—
Cactus Gas Processor Complex	5,301,464		7,412,437		—
Burgos Gas Processor Complex	3,457,364		1,972,249		—
Independencia Petrochemical Complex	1,899,481		4,382,873		—
La Venta Gas Processor Complex	977,988		1,471,999		—
Coatzacoalcos Gas Processor Complex	921,077		1,764,690		—
Morelos Ethylene Processor Complex	538,152		923,623		—
Pajaritos Ethylene Processor Complex	184,970		—		—
Madero Refinery	—		14,453,809		10,279,749
Minatitlán Refinery	—		4,184,019		4,061,210
Cosoleacaque Petrochemical Complex	—		1,502,395		1,974,484
Arenque Gas Processor Complex	—		—		105,610
Total	Ps.	154,649,400	Ps.	269,468,559	Ps.	212,541,057
The recoverable amounts of the assets as of December 31, 2024, 2023 and 2022, corresponding to the discounted cash flows at the rate of 16.57%, 14.80% and 12.73%, respectively, as follows:

	2024		2023		2022
TAD, TDGL, TOMS (Storage terminals)	Ps.	66,363,740	Ps.	69,078,019	66,431,256
Pipelines	—		—		43,707,101
Primary logistics	—		111,366,873		74,294,282
Total	Ps.	66,363,740	Ps.	180,444,892	184,432,639

Consolidated and Separate Financial Statements
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2024	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	12,225,596	—	—	—	—	—	—	—	—	—	1,229,306	430,443	522,949
Cost of sales	7,939,522	95,842	46,139	28,065	29,412	64,656	38,140	2,704	565,361	13,558	1,041,355	287,299	280,153
Gross income (loss)	4,286,074	(95,842)	(46,139)	(28,065)	(29,412)	(64,656)	(38,140)	(2,704)	(565,361)	(13,558)	187,951	143,144	242,796
Other income (loss), net	1,065,212	61,419	11,322	(63)	(69)	—	—	—	(113,023)	(2,128)	86,420	21,207	(17,809)
Administrative expenses	—	—	—	—	—	—	—	—	—	—	5,759	—	65,534
Operating income (loss)	5,351,286	(34,423)	(34,817)	(28,128)	(29,481)	(64,656)	(38,140)	(2,704)	(678,384)	(15,686)	268,612	164,351	159,453
Taxes, duties and other	(9,160,522)	1,361	352	—	—	—	—	—	—	—	18,486	(29,475)	6,402
Net income (loss)	14,511,808	(35,784)	(35,169)	(28,128)	(29,481)	(64,656)	(38,140)	(2,704)	(678,384)	(15,686)	250,126	193,826	153,051
Cash and cash equivalents	15	359,432	2,137	—	—	132,059	69,518	233,010	—	—	—	—	—
Accounts receivable	68,946,529	538,316	2,518	(16,868)	(38,161)	81,874	1,299,510	70,543	(803,561)	282,428	14,112,454	9,036,988	3,862,148
Total current assets	68,946,544	897,748	4,655	(16,868)	(38,161)	213,933	1,369,028	303,553	(803,561)	282,428	14,112,454	9,036,988	3,862,148
Wells, pipelines, properties, plant and equipment, net	42,688,201	—	—	—	—	—	—	—	—	—	1,970,797	1,540,335	557,176
Other assets	—	12,111	—	—	—	—	—	—	—	—	—	—	—
Total assets	111,634,745	909,859	4,655	(16,868)	(38,161)	213,933	1,369,028	303,553	(803,561)	282,428	16,083,251	10,577,323	4,419,324
Suppliers	25,828,542	(11,241)	(10,031)	78,203	77,138	738	14,423	1,007	315,696	662,077	8,552,790	4,840,235	2,119,046
Taxes and duties payable	95	1,246	1,331	—	—	1,847	1,069	—	—	—	—	474	—
Other current liabilities	4,196,302	1,482,179	431,347	53,145	41,520	600,256	1,512,661	506,322	62,729	48,402	2,222,286	1,884,459	500,595
Total liabilities	30,024,939	1,472,184	422,647	131,348	118,658	602,841	1,528,153	507,329	378,425	710,479	10,775,076	6,725,168	2,619,641
Equity (deficit), net	81,609,806	(562,325)	(417,992)	(148,216)	(156,819)	(388,908)	(159,125)	(203,776)	(1,181,986)	(428,051)	5,308,175	3,852,155	1,799,683

	License contracts
As of /For the year ended December 31, 2024	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,309,613	1,159,304	189,839
Cost of sales	2,649	68,234	211,407	225,615	185,241	783,613	710,328	102,331
Gross income (loss)	(2,649)	(68,234)	(211,407)	(225,615)	(185,241)	526,000	448,976	87,508
Other income (loss), net	(400)	(7,528)	—	(673)	1	76,701	58,785	9,503
Administrative expenses	—	—	—	—	—	—	29,956	27,692
Operating income (loss)	(3,049)	(75,762)	(211,407)	(226,288)	(185,240)	602,701	477,805	69,319
Taxes, duties and other	—	—	—	—	—	15,850	13,516	2,581
Net income (loss)	(3,049)	(75,762)	(211,407)	(226,288)	(185,240)	586,851	464,289	66,738
Cash and cash equivalents	—	—	3	—	—	362	—	—
Accounts receivable	7,299	28,479	22,460	(101,250)	73,879	10,775,565	3,707,588	1,058,054
Total current assets	7,299	28,479	22,463	(101,250)	73,879	10,775,927	3,707,588	1,058,054
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	1,774,329	1,446,710	269,169
Total assets	7,299	28,479	22,463	(101,250)	73,879	12,550,256	5,154,298	1,327,223
Suppliers	181,665	392,171	89,438	99,996	543,024	8,694,228	8,167,448	1,159,508
Taxes and duties payable	—	—	6,208	6,627	—	7	—	—
Other current liabilities	51,005	181,398	629,336	546,617	105,427	(1,446,339)	(8,042,370)	—
Total liabilities	232,670	573,569	724,982	653,240	648,451	7,247,896	125,078	1,159,508
Equity (deficit), net	(225,371)	(545,090)	(702,519)	(754,490)	(574,572)	5,302,360	5,029,220	167,715